Earnings Per Share - Computation of Basic and Diluted Earnings Per Share for Noble-UK (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic
Net income (loss) from continuing operations	$ 250,228	$ 101,982	$ (3,978,459)	$ (696,769)
Net loss from discontinued operations, net of tax				(3,821)
Diluted
Net income (loss) from continuing operations	$ 250,228	$ 101,982	$ (3,978,459)	(696,769)
Net loss from discontinued operations, net of tax				$ (3,821)
Denominator:
Weighted average shares outstanding — basic (in shares)	251,115	63,186	250,792	248,949
Weighted average shares outstanding — diluted (in shares)	256,571	67,628	250,792	248,949
Basic:
Income (loss) from continuing operations (usd per share)	$ 1.00	$ 1.61	$ (15.86)	$ (2.79)
Loss from discontinued operations (usd per share)				(0.02)
Net income (loss) attributable to Noble Corporation	1.00	1.61	(15.86)	(2.81)
Diluted:
Income (loss) from continuing operations (usd per share)	0.98	1.51	(15.86)	(2.79)
Loss from discontinued operations (usd per share)				(0.02)
Net income (loss) attributable to Noble Corporation	$ 0.98	$ 1.51	$ (15.86)	$ (2.81)
Noble Finance Company
Basic
Net income (loss) from continuing operations	$ 250,228	$ 101,982	$ (3,978,459)	$ (696,769)
Net loss from discontinued operations, net of tax	0	0	0	(3,821)
Net income (loss) attributable to Noble Corporation	250,228	101,982	(3,978,459)	(700,590)
Diluted
Net income (loss) from continuing operations	250,228	101,982	(3,978,459)	(696,769)
Net loss from discontinued operations, net of tax	0	0	0	(3,821)
Net income (loss) attributable to Noble Corporation	$ 250,228	$ 101,982	$ (3,978,459)	$ (700,590)
Denominator:
Weighted average shares outstanding — basic (in shares)	251,115	63,186	250,792	248,949
Dilutive effect of share-based awards (in shares)	5,456	3,180	0	0
Dilutive effect of warrants (in shares)	0	1,262	0	0
Weighted average shares outstanding — diluted (in shares)	256,571	67,628	250,792	248,949
Basic:
Income (loss) from continuing operations (usd per share)	$ 1.00	$ 1.61	$ (15.86)	$ (2.79)
Loss from discontinued operations (usd per share)	0	0	0	(0.02)
Net income (loss) attributable to Noble Corporation	1.00	1.61	(15.86)	(2.81)
Diluted:
Income (loss) from continuing operations (usd per share)	0.98	1.51	(15.86)	(2.79)
Loss from discontinued operations (usd per share)	0	0	0	(0.02)
Net income (loss) attributable to Noble Corporation	$ 0.98	$ 1.51	$ (15.86)	$ (2.81)